INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 84,787	$ 75,062
Deferred income tax liabilities	629,090	591,713
Net deferred income tax liabilities	544,303	516,651
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning of year	516,651	364,744
Charge to the statement of comprehensive income	25,899	148,697
Charge to equity	1,944	1,945
Other	(191)	1,265
Net deferred income tax liabilities, end of year	544,303	516,651
Later than one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	84,787	75,062
Deferred income tax liabilities	629,090	591,713
Not later than one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	0
Deferred income tax liabilities	$ 0	$ 0